Subsequent Events (Details) - Forecast [Member] - shares	Sep. 23, 2026	Sep. 14, 2026
Subsequent Events [Line Items]
Options granted to employees	84,000
Stockholders' Equity, Reverse Stock Split		one-for-20
Board of Directors [Member]
Subsequent Events [Line Items]
Options granted to employees	158,117
Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares held		20